Share capital - Rio Tinto Limited (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto Limited

	2021 Number (million)	2020 Number (million)	2019 Number (million)	2021 US$m	2020 US$m	2019 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	371.21	3,781	3,448	3,477
Adjustment on currency translation				(211)	333	(29)
At 31 December	371.21	371.21	371.21	3,570	3,781	3,448
– Special Voting Share(a)	1 only	1 only	1 only
– DLC Dividend Share(a)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.